Other Financial Assets and Liabilities - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	₩ 258,516	₩ 557,342
Less: non-current	(258,516)	(556,147)
Current
Equity Instruments Listed [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	6,216	6,738
Equity Instruments Unlisted [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	245,730	543,518
Debt securities [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	₩ 6,570	₩ 7,086